ALLSTATE LIFE INSURANCE COMPANY
                          LAW AND REGULATION DEPARTMENT
                          3100 Sanders Road, Suite J5B
                         Northbrook, Illinois 60062-7154


Hugh D. Bohlender                                          Phone:  847-402-5765
Counsel                                                    Fax  :  847-402-3781


July 16, 2003

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:    Allstate Life Insurance Company
       Allstate Financial Advisors Separate Account I
       Post-Effective Amendment No. 1 to Form N-4 Registration Statement File Nos. 333-102934 and 811-09327
       CIK No.  0001085612
       Rule 497 Filing

Commissioners:

On behalf of Allstate Life Insurance Company ("the Company"), and Allstate Financial Advisors Separate Account I ("the Account"), we are transmitting for filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the Prospectus and Statement of Additional Information for the variable annuity contracts offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on June 30, 2003.

Please direct any question or comment to me at the number above.

Sincerely,


/s/HUGH D BOHLENDER
--------------------
Hugh D. Bohlender